Consolidated Statements of Financial Position - CAD ($)	Jul. 31, 2019	Jul. 31, 2018
Current assets
Cash	$ 72,373	$ 67,205
Amounts receivable and other assets	8,188	7,828
Total current assets	80,561	75,033
Non-current assets
Mineral property interests	1	1
Total assets	80,562	75,034
Current liabilities
Amounts payable and other liabilities	2,062
Loan payable	101,209
Due to a related party	2,972,945	2,916,973
Total liabilities	3,076,216	2,916,973
Shareholders' deficiency
Share capital	26,548,981	26,548,981
Reserves	592,011	592,011
Accumulated deficit	(30,136,646)	(29,982,931)
Total shareholders' deficiency	(2,995,654)	(2,841,939)
Total liabilities and shareholders' deficiency	$ 80,562	$ 75,034